Share-Based Compensation	3 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

NOTE 6:- SHARE-BASED COMPENSATION

a.	Further to the discussed in Note 11e in the 2020 Annual Financial Statements, on January 25, 2021, the Company’s Board of Directors (the “BOD”) approved a new Employee Share Option Plan (the “2021 ESOP”), pursuant to which directors, officers, employees and service providers may be granted options to purchase Ordinary shares of the Company under certain conditions. As a result, on the same date, the Company, after the BOD’s approval, granted options under the 2021 ESOP to purchase 45,500 Ordinary shares (the “New Options”), in order to compensate employees holding options outstanding at December 31, 2020, to purchase 45,500 of Qnergy Ltd.’s, the former parent company, Ordinary shares granted under the 2015 ESOP (the “Old Options”). The vesting schedules for the New Options were based on the vesting status of the Old Options, except for two grants out of the New Options which were granted as fully vested. The exercise price for the New Options was set at $40 per share, which is similar to the exercise price of the Old Options, except for grants to three employees, in which in order to compensate for the increase in the exercise price to $40 per share, each employee received additional options. In total, additional options to purchase 7,000 Ordinary shares of the Company were granted to the above-mentioned three employees. The expiration date of the New Options was set at ten years from the New Options grant date. Following the changes in the terms of the New Options opposite to the Old Options, a modification was accounted for by the Company in accordance with ASC 718, “Compensation-Stock Compensation”, in which accordingly the Company recognized additional share-based compensation expenses in the total amount of $237.

In addition, the Company’s BOD approved, under the 2021 ESOP, a grant of options to purchase 11,325 Ordinary shares at an exercise price of $40 per share to certain employees. The options shall vest over a four-year period from the grant date in sixteen equal quarterly installments.

b.	On March 15, 2021, the Company BOD approved, under the 2021 ESOP, a grant of options to purchase 58,767 Ordinary shares at an exercise price of $40 per share to the Chief Executive Officer of the Company. 75% of the options will vest immediately and the remaining 25% will vest over a one-year period in four equal quarterly installments.

In addition, on the same date, the Company’s BOD approved, under the 2021 ESOP, a grant of options to purchase 7,500 Ordinary shares at an exercise price of $40 per share to the Chief Financial Officer of the Company. The options shall vest over a four-year period from the date of the grant in sixteen equal quarterly installments. An additional grant of options to purchase 1,800 Ordinary shares at an exercise price of $40 per share to a certain non-employee was approved on the same date, in which 450 options shall vest over one-year period, in twelve equal monthly installments, and the remaining 1,350 options shall vest upon the occurrence of the exit event (as defined in the option grant agreement).

c.	The fair value of the options granted under the 2021 ESOP during the three-month period ended March 31, 2021, was estimated as of the date of each grant using the Black-Scholes-Merton (“B&S”) OPM with the following assumptions:

Dividend yield (%)	0
Expected volatility (%)	86 - 88
Risk-free interest rate (%)	0.42 - 0.84
Expected life (in years)	5 - 7.37

d.	The following table shows the total share-based compensation expenses, by departments, included in the interim condensed statements of operation:

	Three Months Ended March 31,
	2021	2020

Cost of revenues	$16	$	*) -
Research and development	96		*) -
Sales and marketing	144		*) -
General and administrative	1,262		6

	$1,518		$6

*) Amount less than $1.

e.	A summary of the Company’s Ordinary share options activity under the 2021 ESOP for the three-month period ended March 31, 2021, is as follows:

	Number of options	WAEP

Options outstanding at beginning of the year (Note 6a)	*)45,500	$40.00
Options granted (Notes 6a and 6b)	86,392	40.00
Total options outstanding at end of the period	131,892	40.00

Options exercisable at the end of the period	105,094	$40.00

*) Following the disclosed above in Note 6a, as of March 31, 2020 (unaudited) and December 31, 2020, 45,500 Old Options were outstanding under the 2015 ESOP with a weighted average exercise price (“WAEP”) of $33.46 (out of which 33,000 Old Options were exercisable with a WAEP of $30.98). During the three months ended March 31, 2020 and the year ended December 31, 2020, no options were granted under the 2015 ESOP and 1,250 Old Options forfeited and expired

The weighted average fair value of the share-options granted during the three-month period ended March 31, 2021 was $21.12.

The weighted average remaining contractual life of the options outstanding as of March 31, 2021, was 9.8 years.